RELATED PARTY TRANSACTIONS (Schedule of Amounts Due From and to Related Parties, Excluding Direct Financing Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total amount due from related parties	$ 8,557	$ 7,718
Total loans to related parties - associated companies, long-term	45,000	123,910
Total amount due to related parties	1,295	2,724
Frontline Shipping
Related Party Transaction [Line Items]
Total amount due from related parties	0	2,875
Total amount due to related parties	1,252	836
Frontline
Related Party Transaction [Line Items]
Total amount due from related parties	3,633	3,202
Total amount due to related parties	2	1,826
Seadrill
Related Party Transaction [Line Items]
Total amount due from related parties	3,643	3,613
Golden Ocean
Related Party Transaction [Line Items]
Total amount due from related parties	4,453	0
Total amount due to related parties	36	23
Seatankers
Related Party Transaction [Line Items]
Total amount due from related parties	77	0
Other related parties
Related Party Transaction [Line Items]
Total amount due from related parties	1	2
Total amount due to related parties	5	39
Affiliated Entity
Related Party Transaction [Line Items]
Allowance for expected credit losses	(3,255)	(1,974)
River Box
Related Party Transaction [Line Items]
Total amount due from related parties	5	0
Total loans to related parties - associated companies, long-term	$ 45,000	45,000
SFL Hercules
Related Party Transaction [Line Items]
Total loans to related parties - associated companies, long-term		$ 78,910